Retirement Plans - Narrative (Details) - USD ($) $ in Millions	4 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 30, 2024	Jun. 30, 2025
Retirement Benefits [Abstract]
Defined contribution plan,cost	$ 0.1	$ 0.3	$ 1.4